SHARE CAPITAL, TREASURY SHARES AND ADDITIONAL PAID IN CAPITAL - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended				12 Months Ended
	Nov. 30, 2022	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Class of Stock [Line Items]
Par value (in USD per share)	$ 0.10	$ 0.01				$ 0.01	$ 0.10
Common stock, shares authorized (in shares)		100,000,000				100,000,000	10,000,000,000
Shares issued (in shares)		54,520,325				54,520,325	54,520,325
Common stock, value issued		$ 545				$ 545	$ 5,452
Treasury stock (in USD per share)						$ 9.64
Treasury stock (in shares)		432,557				432,557	784,007
Shares repurchased		$ 4,224				$ 4,224	$ 7,560
Additional paid in capital		$ 904,268				904,268	1,204,634
O 2024 Q1 Dividends
Class of Stock [Line Items]
Common stock, dividends, per share, declared (USD per share)					$ 0.75
O 2024 Q2 Dividends
Class of Stock [Line Items]
Common stock, dividends, per share, declared (USD per share)				$ 0.75
O 2024 Q3 Dividends
Class of Stock [Line Items]
Common stock, dividends, per share, declared (USD per share)			$ 0.75
O 2024 Q4 Dividends
Class of Stock [Line Items]
Common stock, dividends, per share, declared (USD per share)		$ 0.75
Options
Class of Stock [Line Items]
Stock compensation expense						$ 1,100	1,700	$ 300
Share capital
Class of Stock [Line Items]
Maximum stock issue under ATM	$ 100,000
Shares issued (in shares)		409,741				409,741
Transfer arising from change in par value of shares						$ (4,907)	0	0
Contributed surplus
Class of Stock [Line Items]
Transfer to contributed surplus						300,000	0	0
Transfer arising from change in par value of shares						4,907	0	0
Additional paid in capital
Class of Stock [Line Items]
Transfer to contributed surplus						300,000	0	0
Distributed treasury shares						$ 1,428	$ 522	$ 433